Trade Receivables and Reseller Financing - Breakdown of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of trade receivables [line items]
Reseller financing	R$ (800,936)	R$ (715,530)
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	156,006	139,699
Current [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	21,337	26,982
Less than 30 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	2,519	1,250
From thirty 31 to 60 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	1,063	1,642
From sixty one days to Ninety days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	1,313	1,131
From 91 to180 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	14,639	12,176
More than 180 Days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	R$ 115,135	R$ 96,518